Financial Risk Management	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Financial Risk Management
35.	Financial Risk Management

(1)	Financial risk management
The Group is exposed to market risk, credit risk and liquidity risk. Market risk is the risk related to the changes in market prices, such as foreign exchange rates, interest rates and price fluctuations. The Group implements a risk management system to monitor and manage these specific risks.
The Group’s financial assets consist of cash and cash equivalents, financial instruments, long-term investment securities, accounts receivable – trade and other, etc. Financial liabilities consist of accounts payable – trade and other, borrowings, debentures, lease liabilities and others.

1)	Market risk

(i)	Currency risk
The Group incurs foreign exchange positions due to revenues and expenses from its global operations. Major foreign currencies where currency risk exists are USD, EUR and others. The Group determines its currency risk management policy after considering the nature of business and the presence of methods that mitigate the currency risk on each Group entity basis. The Group regularly evaluates, manages and reports foreign exchange exposure risk through the management systems to receivables and payables denominated in foreign currencies. Currency risk occurs on forecasted transactions and recognized assets and liabilities which are denominated in a currency other than the functional currency of each group entity.
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2024 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	116,234	₩	170,865	1,022,374	₩	1,502,890
EUR	10,335		15,799	—		—
Others			508			23

		₩	187,172		₩	1,502,913

In addition, the Group has entered into cross currency swaps to hedge against currency risk related to foreign debentures. (See note 22)
As of December 31, 2024, a hypothetical change in exchange rates by 10% would have increased (decreased) the Group’s profit before income tax and equity as follows:

(In millions of won)
	Profit before income tax			Equity
	If increased by 10%		If decreased by 10%	If increased by 10%		If decreased by 10%
USD	₩	13,103	(13,103)	₩	13,103	(13,103)
EUR		1,580	(1,580)		1,580	(1,580)
Others		49	(49)		49	(49)

	₩	14,732	(14,732)	₩	14,732	(14,732)

(ii)	Interest rate risk
The interest rate risk of the Group arises from borrowings, debentures and long-term payables – other. Since the Group’s interest-bearing assets are mostly fixed interest bearing assets, the Group’s revenue and operating cash flows from the interest-bearing assets are not influenced by the changes in market interest rates.
The Group performs various analysis to reduce interest rate risk and to optimize its financing. To minimize risks arising from changes in interest rates, the Group takes various measures such as refinancing, renewal, alternative financing and hedging.

As of December 31, 2024, floating-rate borrowings and debentures amount to ₩250,000 million and ₩441,000 million, respectively, and the Group has entered into interest rate swaps to hedge interest rate risk related to some of floating-rate borrowings and floating-rate debentures. Therefore, profit before income tax for the year ended December 31, 2024 would not have been affected by the changes in interest rates of some of floating-rate borrowings and floating-rate debentures.
If the interest rate increases (decreases) 1%p with all other variables held constant, profit before income tax and equity for the year ended December 31, 2024 would change by ₩500 million in relation to the floating-rate borrowings which have not entered into interest rate swaps.
As of December 31, 2024, the floating-rate long-term payables – other are ₩921,075 million. If the interest rate increases (decreases) 1%p with all other variables held constant, profit before income tax and equity for the year ended December 31, 2024 would change by ₩9,211 million in relation to the floating-rate long-term payables – other that are exposed to interest rate risk.
(iii) Price fluctuations risk
As of December 31, 2024, the Group holds equity instruments in an active trading market and is exposed to price fluctuation risk accordingly. Assuming all other variables remain constant, the impact of changes in per-share
stock price of the equity securities on profit before income tax and equity securities for the year ended December 31, 2024 is as follows.
(In millions of won)

Profit before income tax			Equity
If increased by 10%		If decreased by 10%	If increased by 10%		If decreased by 10%
₩	—	—	₩	81,371	(81,371)

2)	Credit risk
The maximum credit exposure as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Cash and cash equivalents(*)	₩	2,023,543	1,454,773
Financial instruments(*)		324,263	295,309
Accounts receivable – trade(*)		2,000,382	1,990,849
Contract assets		136,737	129,771
Loans and other receivables(*)		920,977	1,055,102
Derivative financial assets		341,108	148,534

	₩	5,747,010	5,074,338

(*)	Amounts reclassified as assets held for sale as of December 31, 2024 are not included.

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. To manage credit risk, the Group evaluates the credit worthiness of each customer or counterparty by considering the party’s financial information, its own trading records and other factors. Based on such information, the Group establishes credit limits for each customer or counterparty.
(i) Accounts receivable – trade and contract assets
The Group establishes a loss allowance in respect of accounts receivable – trade and contract assets. The main components of this allowance are a specific loss component that relates to individually significant exposures and a collective loss component established for groups of similar assets in respect of losses that are expected to occur. The collective loss allowance is determined based on historical data of collection statistics for similar financial assets. Details of changes in loss allowance for the year ended December 31, 2024 are included in note 6.

(ii)	Debt investments
The credit risk arises from debt investments included in ₩324,263 million of financial instruments, and ₩920,977 million of loans and other receivables. To limit the exposure to this risk, the Group transacts only with financial institutions with credit ratings that are considered to be low credit risk.
Most of the Group’s debt investments are considered to have a low risk of default and the borrower has a strong capacity to meet its contractual cash flow obligations in the near term. Thus, the Group measured the loss allowance for the debt investments at an amount equal to
12-month
expected credit losses.
Meanwhile, the Group monitors changes in credit risk at each reporting date. The Group recognized the loss allowance at an amount equal to lifetime expected credit losses when the credit risk on the debt investments is assumed to have increased significantly if it is more than 30 days past due.
The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable – trade and derivative financial assets as of December 31, 2024 are as follows:

(In millions of won)
			Financial assets at amortized cost
	Financial assets at FVTPL		12-month ECL	Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired
Gross amount	₩	228,762	1,012,300	9,291	62,472
Loss allowance		—	(3,343)	(4,004)	(60,238)

Carrying amount	₩	228,762	1,008,957	5,287	2,234

Changes in the loss allowance for the debt investments for the year ended December 31, 2024 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired	Total
December 31, 2023	₩	3,314	3,095	69,255	75,664
Remeasurement of loss allowance, net		799	3,947	92	4,838
Transfer to lifetime ECL – not credit impaired		(701)	701	—	—
Transfer to lifetime ECL – credit impaired		—	(3,739)	3,739	—
Amounts written off		(6)	—	(11,439)	(11,445)
Recovery of amounts written off		—	—	1,461	1,461
Reclassified as assets held for sale		(63)	—	(2,870)	(2,933)

December 31, 2024	₩	3,343	4,004	60,238	67,585

(iii)	Cash and cash equivalents
The Group deposits ₩2,023,543 million of cash and cash equivalents as of December 31, 2024 (₩1,454,773 million as of December 31, 2023) at banks and financial institutions with credit ratings above the certain level. Impairment on cash and cash equivalents has been measured on a
12-month
expected loss basis and reflects the short maturities of the exposures. The Group considered that its cash and cash equivalents have low credit risk based on the credit ratings of the counterparties assigned by external credit rating agencies.

3)	Liquidity risk
The Group’s approach to managing liquidity is to ensure that it will always maintain sufficient cash and cash equivalents balances and have enough liquidity through various committed credit lines. The Group maintains enough liquidity within credit lines through active operating activities.
Contractual maturities of financial liabilities as of December 31, 2024 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable - trade	₩	126,508	126,508	126,508	—	—
Borrowings(*1)		615,600	635,141	425,815	209,326	—
Debentures(*1)		8,511,280	9,633,481	2,419,328	5,005,966	2,208,187
Lease liabilities		1,637,951	1,905,971	378,533	1,070,473	456,965
Accounts payable – other and others(*1,2)		5,018,850	5,074,355	4,496,367	572,831	5,157

	₩	15,910,189	17,375,456	7,846,551	6,858,596	2,670,309

(*1)	The contractual cash flow is amount that includes interest payables.

(*2)
The Group’s accounts payable – other and others includes amounts for payments made using electronic payments through the supplier finance arrangements. The Group pays the amount within the normal operating cycle, and no collateral is incurred in connection with the agreement and there is no substantial change in the payment conditions, therefore, the amount is classified as accounts payable – other and presented as operating cash flows in the statements of cash flows. Accounts payable – other and others relating to the supplier finance arrangements amounts to ₩298,448 million as of December 31, 2024.

The Group does not expect that the cash flows included in the maturity analysis could occur significantly earlier or in significantly different amounts.
As of December 31, 2024, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years
Assets	₩	270,797	282,892	105,005	177,887
Liabilities		(748)	(750)	—	(750)

(2)	Capital management
The Group manages its capital to ensure that it will be able to continue as a going concern while maximizing the return to shareholders through the optimization of its debt and equity structure. The overall strategy of the Group is the same as that of the Group as of and for the year ended December 31, 2023.
The Group monitors its debt-equity ratio as a capital management indicator. This ratio is calculated as total liabilities divided by total equity from the consolidated financial statements.

Debt-equity ratio as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Total liabilities	₩	18,687,621	17,890,828
Total equity		11,827,634	12,228,399

Debt-equity ratios		158.00%	146.31%

(3)	Fair value

1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2024 are as follows:

(In millions of won)
	December 31, 2024
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	₩	748,582	—	539,481	209,101	748,582
Derivative hedging instruments		270,797	—	270,797	—	270,797
FVOCI		1,739,133	1,088,578	171,967	478,588	1,739,133

	₩	2,758,512	1,088,578	982,245	687,689	2,758,512

Financial liabilities that are measured at fair value:
FVTPL		2,689	—	—	2,689	2,689
Derivative hedging instruments		748	—	748	—	748

	₩	3,437	—	748	2,689	3,437

Financial liabilities that are not measured at fair value:
Borrowings	₩	615,600	—	619,325	—	619,325
Debentures		8,511,280	—	8,582,255	—	8,582,255
Long-term payables – other		907,720	—	930,604	—	930,604

	₩	10,034,600	—	10,132,184	—	10,132,184

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2023 are as follows:

(In millions of won)	December 31, 2023
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	₩	962,623	—	649,649	312,974	962,623
Derivative hedging instruments		116,210	—	116,210	—	116,210
FVOCI		1,398,734	1,135,832	—	262,902	1,398,734

	₩	2,477,567	1,135,832	765,859	575,876	2,477,567

Financial liabilities that are measured at fair value:
FVTPL		295,876	—	—	295,876	295,876
Derivative hedging instruments		9,212	—	9,212	—	9,212

	₩	305,088	—	9,212	295,876	305,088

Financial liabilities that are not measured at fair value:
Borrowings	₩	718,078	—	695,320	—	695,320
Debentures		8,325,643	—	8,052,193	—	8,052,193
Long-term payables – other		1,260,453	—	1,294,977	—	1,294,977

	₩	10,304,174	—	10,042,490	—	10,042,490

The above information does not include fair values of financial assets and liabilities of which fair values have not been measured as carrying amounts are reasonable approximation of fair values.
Fair value of the financial instruments that are traded in an active market (financial assets at FVOCI) is measured based on the bid price at the end of the reporting date.
The Group uses various valuation methods for determination of fair value of financial instruments that are not traded in an active market. Derivative financial contracts and long-term liabilities are measured using the discounted present value methods. Other financial assets are determined using the methods such as discounted cash flow and market approach. Inputs used in such valuation methods include swap rate, interest rate, and risk premium and the volatility of stock price, and the Group performs valuation using the inputs which are consistent with natures of assets and liabilities measured.
Interest rates used by the Group for the fair value measurement as of December 31, 2024 are as follows:

Interest rate
Derivative instruments	2.17% ~ 6.80%
Borrowings and debentures	3.16% ~ 18.12%
Long-term payables – other	3.17% ~ 3.23%

3)
There have been no transfers between Level 1 and Level 2 for the year ended December 31, 2024. The changes of financial instruments classified as Level 3 for the year ended December 31, 2024 are as follows:

(In millions of won)
	Balance as of January 1, 2024		Gain	OCI	Acquisition	Disposal	Transfer	Balance as of December 31, 2024
Financial assets
FVTPL	₩	312,974	48,758	6,900	4,199	(6,194)	(157,536)	209,101
FVOCI		262,902	—	57,334	46,222	(3,812)	115,942	478,588

	₩	575,876	48,758	64,234	50,421	(10,006)	(41,594)	687,689

Financial liabilities
FVTPL	₩	(295,876)	118,372	—	—	—	174,815	(2,689)

(4)	Enforceable master netting agreement or similar agreement
Carrying amounts of financial instruments recognized to which offset agreements are applicable as of December 31, 2024 and 2023 are as follows:

(In millions of won)	December 31, 2024
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	₩	186,284	(174,372)	11,912
Financial liabilities:
Accounts payable – other and others	₩	180,323	(174,372)	5,951

(In millions of won)	December 31, 2023
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	₩	194,374	(183,520)	10,854
Financial liabilities:
Accounts payable – other and others	₩	190,630	(183,520)	7,110